Direct Operating Costs (Tables)	12 Months Ended
Dec. 31, 2021
Direct Operating Costs [Abstract]
Disclosure Of Detailed Information On Operating Costs	Comparative figures have been reclassified to conform to the current period’s presentation:

US$ MILLIONS	2021	2020	2019
Depreciation and amortization	$236	$283	$308
Transportation and distribution	162	145	153
Operations and maintenance	49	39	38
Compensation	44	34	40
Cost of inventory	8	4	—
Other	27	22	13
Total	$526	$527	$552